Schedule of revenue by type and/or class of customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross operating revenues	R$ 35,325,211	R$ 18,633,249	R$ 15,869,245
[custom:PisPasepAndCofins]	(2,839,713)
[custom:IcmsVat]	(4,984,945)
[custom:ServiceTax]	(7,509)
Electricity Sales To Final Customers Membe [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	12,296,456	9,524,897	10,481,794
Residential [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	4,098,156	3,098,969	3,336,432
Industrial [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,230,945	970,638	1,276,105
Trade Services And Other Activities [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,202,475		2,179,510	R$ 1,701,260
Rural [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	873,560	613,419	631,527
Public Entities [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	276,383	195,259	279,495
Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	339,524	233,558	274,250
Public Service [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	400,341	290,482	332,414
Free Consumers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,203,320	1,729,603	1,431,274
Donations And Grants [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	671,752	691,709	740,787
Electricity Sales To Distributors One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	7,034,152	4,330,982	3,301,336
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,390,859	2,386,929	1,998,617
Regulated Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,026,124	916,377	854,239
Electric Energy Trade Chamber C C E E [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	3,482,687	933,369	357,076
Effective Interest Grant Bonus [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	134,482	94,307	91,404
Use Of The Main Distribution And Transmission Grid One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	10,088,231	8,780,612	8,270,996
Residential One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	3,011,507	2,788,725	2,585,892
Industrial One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,456,377	1,273,320	1,280,168
Trade Services And Other Activities One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,771,496	1,628,098	1,713,632
Rural One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	623,280	548,682	467,044
Public Entities One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	205,247	180,814	217,027
Public Lighting One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	213,433	205,904	206,492
Public Service One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	214,501	195,597	174,414
Free Consumers One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,440,922	1,164,020	1,052,535
Concessionaires And Generators One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	79,493	61,720	62,414
Operating And Maintenance Income O And M And Interest Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,071,975	733,732	511,378
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,951,559	1,414,067	1,132,884
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	1,700,889	1,154,488	904,023
Power Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	11,222	7,438	12,153
Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	239,448	252,141	216,708
Fair Value Of Assets From The Indemnity Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	142,642	57,341	36,646
Distribution Of Piped Gas [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	950,850	679,304	1,003,790
Sectorial Financial Assets And Liabilities Result 1 [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	2,502,324	746,052	25,057
Other Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	358,997	406,539	438,876
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	253,049	176,452	141,315
Fair Value In The Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		137,463	204,876
Income From Rendering Of Services [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	91,932	44,182	51,780
Other Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	14,016	48,442	40,905
Gross Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	35,325,211	25,939,794	24,691,379
Pis Pasep And Cofins One [Member]
IfrsStatementLineItems [Line Items]
[custom:PisPasepAndCofins]	(2,839,713)	(2,038,541)	(2,243,383)
Recovery Of Pis Pasep And Cofins On I C M S [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		810,563
[custom:RecoveryOfPisPasep]		810,563	105,184
I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
[custom:IcmsVat]	(4,984,945)		(4,518,791)	R$ (4,216,720)
Service Tax I S S Q N [Member]
IfrsStatementLineItems [Line Items]
[custom:ServiceTax]	(7,509)	(4,504)	(3,333)
Sectorial Charges One [Member]
IfrsStatementLineItems [Line Items]
[custom:ServicesCharges]	(3,508,757)	(1,857,343)	(2,161,811)
Net Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	R$ 23,984,287	R$ 18,633,249	R$ 15,869,245